Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Schedule of issuance costs were allocated to common stock, Series A warrants, and Series B and C warrants

Instruments	Fair Value	% Allocation	Issuance Costs (allocated)
Common Stock	$156,522	16%	$50,522
Warrants (Series A)	700,001	70%	225,944
Warrants (Series B and C)	143,478	14%	46,311

Total	$1,000,001	100%	$322,777

Instruments	Fair Value	% Allocation	Issuance Costs (allocated)
Common Stock	$156,522	16%	$50,522
Warrants (Series A)	700,001	70%	225,944
Warrants (Series B and C)	143,478	14%	46,311

Total	$1,000,001	100%	$322,777

Schedule of common reserved shares of common stock for issuance

	March 31,	March 31,
	2017	2016
Options issued and outstanding	2,528,650	894,766
Options available for grant	362,700	269,331
RSUs issued and outstanding	20,789	20,789
Warrants issued and outstanding	6,339,792	748,872
Convertible notes	69,869	26,785

Total	9,321,800	1,960,543

	December 31, 2016	December 31, 2015
Options issued and outstanding	2,571,220	919,506
Options available for grant	39,988	106,833
RSUs issued and outstanding	20,789	55,536
Warrants issued and outstanding	5,968,876	748,872
Convertible notes	67,655	26,785

Total	8,668,528	1,857,532